UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               FORM 13F COVER PAGE



Report for the Calendar Year or Quarter Ended:  June 30, 2011
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Check here if Amendment [  ];       Amendment Number:
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     This Amendment (check only one):  [  ] is a restatement
                                       [  ] add new holdings entries

Institutional Investment Manager Filing this Report:

Name:           Bedell Investment Counselling
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Address:        200 Pringle Avenue Suite 555
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                Walnut Creek, CA  94596
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Form 13F File Number:
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The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that is understood that all required items, statements, schedules, lists, and tables are considered integral parts of this form.

Person signing this Report on Behalf of Reporting Manager:

Name:           Mike Harris
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Title:          Portfolio Manager
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Phone:          925 932 0344
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Signature, Place and Date of Signing:


            /s/   Mike Harris              Walnut Creek, CA    August 25, 2011
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                  [Signature]               [City, State]           [Date]


Report Type (Check only one)
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[X] 13F HOLDINGS REPORT (Check here if all holdings of this reporting manager are reported in this report)

[ ] 13F NOTICE (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                              FORM 13F SUMMARY PAGE

Report Summary:


Number of Other Included Managers:                        0
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Form 13F Information Table Entry Total:                  48
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Form 13F Information Table Value Total:               $159,150
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                                                     (thousands)




List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

None.

FORM 13F INFORMATION TABLE

Bedell Investment Counselling 6.30.11

       							Value	SH	Invt	Other	Voting	Voting	Voting
Name of Issuer		Class	CUSIP		($1,000)Shares	PRN	Disc	Mgrs	Sole	Shared	None


APPLE INC.		COM	37833100	18225	54295	SH	SOLE	NONE	0	0	54295
CHEVRON CORP		COM	166764100	11068	107621	SH	SOLE	NONE	0	0	107621
GOOGLE INC		COM	38259P508	8784	17346	SH	SOLE	NONE	0	0	17346
IBM			COM	459200101	7525	43863	SH	SOLE	NONE	0	0	43863
COCA COLA		COM	191216100	6036	89706	SH	SOLE	NONE	0	0	89706
WALT DISNEY CO.		COM	254687106	5795	148435	SH	SOLE	NONE	0	0	148435
TEVA PHARMACEUTICAL	COM	881624209	5683	117850	SH	SOLE	NONE	0	0	117850
EXXON MOBIL		COM	30231G102	5602	68831	SH	SOLE	NONE	0	0	68831
McDONALDS		COM	580135101	5161	61210	SH	SOLE	NONE	0	0	61210
FREEPORT MCMORAN	COM	35671D782	5042	95305	SH	SOLE	NONE	0	0	95305
TARGET CORP		COM	87612E106	4396	93705	SH	SOLE	NONE	0	0	93705
AKAMAI TECHNOLOGIES	COM	00971t101	4366	138730	SH	SOLE	NONE	0	0	138730
VALE			COM	91292E105	4267	133555	SH	SOLE	NONE	0	0	133555
RANGE RESOURCES		COM	75281A109	4230	76225	SH	SOLE	NONE	0	0	76225
DEVON ENERGY		COM	25179M103	4160	52779	SH	SOLE	NONE	0	0	52779
POTASH CORP.		COM	73755L107	3768	66120	SH	SOLE	NONE	0	0	66120
ARCELOR MITTAL		COM	03938L104	3743	107675	SH	SOLE	NONE	0	0	107675
CELGENE			COM	151020104	3717	61625	SH	SOLE	NONE	0	0	61625
FIRST SOLAR		COM	336433107	3598	27200	SH	SOLE	NONE	0	0	27200
GLD: GOLD INDEX		COM	863307104	3518	24096	SH	SOLE	NONE	0	0	24096
EWZ: BRAZIL INDEX	COM	464286400	3488	47551	SH	SOLE	NONE	0	0	47551
EWA: AUSTRALIA INDEX	COM	464286103	3352	128669	SH	SOLE	NONE	0	0	128669
ALLSCRIPTS-MYSIS	COM	01988P108	3244	167067	SH	SOLE	NONE	0	0	167067
FXI: CHINA INDEX	COM	464287184	3195	74384	SH	SOLE	NONE	0	0	74384
HUMAN GENOME SCI.	COM	444903108	3003	122390	SH	SOLE	NONE	0	0	122390
MOTOROLA MOBILITY	COM	620097105	2900	131576	SH	SOLE	NONE	0	0	131576
A T & T			COM	00206R102	2883	91772	SH	SOLE	NONE	0	0	91772
MERRILL LYNCH 6.45%	PRF	590199204	2732	115260	SH	SOLE	NONE	0	0	115260
JOHNSON & JOHNSON	COM	478160104	2608	39202	SH	SOLE	NONE	0	0	39202
FAX: ABERDEEN- ASIA	COM	003009107	1660	226455	SH	SOLE	NONE	0	0	226455
HASBRO INC		COM	418056107	1607	36575	SH	SOLE	NONE	0	0	36575
WELLS FARGO 6.375%	PRF	92978X201	1589	63600	SH	SOLE	NONE	0	0	63600
CITIGROUP 6.10% C08	PRF	173064205	1177	50300	SH	SOLE	NONE	0	0	50300
MORGAN STANLEY 6.6%	PRF	61750K208	1097	44637	SH	SOLE	NONE	0	0	44637
CLEAN ENERGY FUELS	COM	184499101	1028	78200	SH	SOLE	NONE	0	0	78200
NAT'L CITY (PNC) 6.625%	PRF	63540T200	811	31800	SH	SOLE	NONE	0	0	31800
METLIFE 3mo+100bps	PRF	59156R504	628	25800	SH	SOLE	NONE	0	0	25800
CLEARWIRE CORP		COM	18538Q105	588	155526	SH	SOLE	NONE	0	0	155526
AEGON 3mo+87.50 bps	PRF	007924509	573	25500	SH	SOLE	NONE	0	0	25500
ALLIANZ SE DEBT 8.375%	PRF	18805200	419	16000	SH	SOLE	NONE	0	0	16000
BIOTECHNOLOGY INDEX	COM	33733E203	298	6800	SH	SOLE	NONE	0	0	6800
BERKSHIRE HATHAWAY CL B	COM	84670207	259	3350	SH	SOLE	NONE	0	0	3350
WELLS FARGO 7.875%	PRF	94985V202	255	9800	SH	SOLE	NONE	0	0	9800
BANK OF AMERICA 7%	PRF	55188205	233	9300	SH	SOLE	NONE	0	0	9300
IGM:GOLDMAN SACHS TECH	COM	464287549	217	3493	SH	SOLE	NONE	0	0	3493
GENERAL ELECTRIC	COM	369604103	215	11400	SH	SOLE	NONE	0	0	11400
MBNA 8.1% C07		PRF	55270B201	205	8000	SH	SOLE	NONE	0	0	8000
MERRILL LYNCH 6.45%	PRF	59024T203	205	8650	SH	SOLE	NONE	0	0	8650





